Equity - Significant shareholders (Details)	Dec. 31, 2024
Marc P. Andersen
Equity
% of voting rights attached to the shares, Indirect	3.13%
% of total voting rights	3.13%
BlackRock, Inc.
Equity
% of voting rights attached to the shares, Indirect	2.90%
% of voting rights through financial instruments, Indirect	1.41%
% of total voting rights	4.31%
Capital Research and Management Company
Equity
% of voting rights attached to the shares, Indirect	3.68%
% of voting rights through financial instruments, Indirect	0.90%
% of total voting rights	4.58%
Deria, S.A.
Equity
% of voting rights attached to the shares, Direct	9.20%
% of total voting rights	9.20%
Europacific Growth Fund
Equity
% of voting rights attached to the shares, Direct	2.88%
% of voting rights through financial instruments, Direct	0.35%
% of total voting rights	3.23%
Flat Footed Llc.
Equity
% of voting rights attached to the shares, Indirect	3.13%
% of total voting rights	3.13%
JPMorgan Chase & Co.
Equity
% of voting rights through financial instruments, Indirect	3.32%
% of total voting rights	3.32%
Mason Capital Master Fund L.P.
Equity
% of voting rights attached to the shares, Indirect	2.11%
% of total voting rights	2.11%
Melqart Opportunities Master Fund Ltd.
Equity
% of voting rights through financial instruments, Direct	1.06%
% of total voting rights	1.06%
Ponder Trade, S.L.
Equity
% of voting rights attached to the shares, Direct	7.09%
% of total voting rights	7.09%
Ralledor Holding Spain, S.L.
Equity
% of voting rights attached to the shares, Direct	6.15%
% of total voting rights	6.15%
Rokos Global Macro Master Fund Lp.
Equity
% of voting rights through financial instruments, Direct	1.14%
% of total voting rights	1.14%
Scranton Enterprises, B.V.
Equity
% of voting rights attached to the shares, Direct	8.40%
% of total voting rights	8.40%
Armistice Capital Master Fund Ltd
Equity
% of voting rights attached to the shares, Direct	1.06%
% of total voting rights	1.06%